Property, plant and equipment	3 Months Ended
Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5	Property, plant and equipment

	March 31, 2018			December 31, 2017
	Cost	Accumulated Depreciation	Net book value	Cost	Accumulated Depreciation	Net book value
Office equipment	$54	$10	$44	$55	$8	$47
Computer equipment	144	128	16	149	130	19
Field equipment	37	32	5	39	33	6
Buildings	44	7	37	45	5	40
	$279	$177	$102	$288	$176	$112